Fair value measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	$ 388,798	$ 378,835
Recurring fair value measurements | Current investments
Disclosure of fair value measurement of assets [line items]
Assets	225	754
Recurring fair value measurements | Current investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	172	708
Recurring fair value measurements | Current investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	47	44
Recurring fair value measurements | Current investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	6	2
Recurring fair value measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	225	754
Recurring fair value measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	172	708
Recurring fair value measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	47	44
Recurring fair value measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	6	2
Recurring fair value measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	72,848	93,528
Recurring fair value measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	5,511	15,357
Recurring fair value measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	67,337	78,171
Recurring fair value measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	72,848	93,528
Recurring fair value measurements | Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	5,511	15,357
Recurring fair value measurements | Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	67,337	78,171
Recurring fair value measurements | Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	18,305	20,329
Recurring fair value measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	1,706
Recurring fair value measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	13,934	13,733
Recurring fair value measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	4,371	4,890
Recurring fair value measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	4,371	4,890
Recurring fair value measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	4,371
Recurring fair value measurements | Assets attributable to non-controlling interest
Disclosure of fair value measurement of assets [line items]
Assets	13,934	15,439
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	1,706
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	13,934	13,733
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0